Supplement to the
Fidelity® Europe Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Prospectus

Allyson Ke no longer serves as Co-Lead Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Faris Rahman (Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Faris Rahman is Portfolio Manager of Fidelity® Europe Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Rahman has worked as a research analyst and portfolio manager.
AEUF-PSTK-0425-116 1.9858205.116	April 21, 2025
Supplement to the
Fidelity's Targeted International Equity Funds®
December 30, 2024
Prospectus

Allyson Ke no longer serves as Co-Lead Portfolio Manager of Fidelity® Europe Fund.
Faris Rahman no longer serves as Co-Lead Portfolio Manager of Fidelity® Nordic Fund.
The following information replaces similar information for Fidelity® Europe Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Faris Rahman (Portfolio Manager) has managed the fund since 2021.
The following information replaces similar information for Fidelity® Nordic Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Allyson Ke (Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information for Fidelity® Europe Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Faris Rahman is Portfolio Manager of Fidelity® Europe Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Rahman has worked as a research analyst and portfolio manager.
The following information replaces the biographical information for Fidelity® Nordic Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Allyson Ke is Portfolio Manager of Fidelity® Nordic Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Ke has worked as a research analyst and portfolio manager.
TIF-PSTK-0425-211 1.483702.211	April 21, 2025